Premises and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,221,000	$ 4,370,000	$ 4,235,000
Construction and Repairs of Buildings [Member] | Director [Member]
Property, Plant and Equipment [Line Items]
Related party transaction, amounts of transaction	$ 1,442,000	$ 379,000	$ 1,227,000